INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2015	2014

Raw materials	$3,169	$2,891
Work in progress, net *)	2,087	2,394
Finished goods	1,309	1,366

	$6,565	$6,651

*)	Net of provision for losses on long-term contracts as of December 31, 2015 and 2014, in the amount of $27 and $0, respectively.

Write-offs of inventories for the years ended December 31, 2015, 2014 and 2013 amounted to $153, $138 and $313, respectively. The write-offs were due to slow-moving items and excess inventories and were recorded in cost of revenues.